Discontinued operations	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Discontinued operations	Discontinued operations No operations were discontinued in 2023, 2022 or 2021.